Trade Accounts Receivable - Summary of Trade Accounts Receivable and Allowance for Expected Credit Loss (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 1,841	$ 1,735
ECL allowance	90	$ 91	$ 101	$ 121
Mexico [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	457
ECL allowance	$ 31
ECL average rate	6.80%
United States [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 536
ECL allowance	$ 8
ECL average rate	1.50%
EMEAA [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 745
ECL allowance	$ 41
ECL average rate	5.50%
SCA&C [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 96
ECL allowance	$ 10
ECL average rate	10.40%
Other country [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 7
ECL allowance	$ 0
ECL average rate	0.00%